Financial instruments and risk management - Currency Risk, Additional Information (Details) - Currency Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Currency risk sensitivity factor	10.00%
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit	£ 94	£ 61	£ 49
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income	342	273	445
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit	114	72	60
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive incomee	£ 418	£ 333	£ 543
Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	4.00%	5.00%
US dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	74.00%	72.00%
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	14.00%	14.00%
UK Sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	8.00%	9.00%